UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Perceptive Advisors LLC
Address:       7284 West Palmetto Park Road, Suite 301
               Boca Raton, FL 33433

Form 13F File Number: 28-10438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Joseph Edelman
Title:         Managing Member
Phone:         561-391-7770

Signature, Place, and Date of Signing:

/s/ Joseph Edelman          New York, NY              February 14, 2006
--------------------------------------------------------------------------------
    [Signature]             [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)




                                 TITLE OF                      VALUE     SHARES/ SH/     PUT/   OTHER   INVEST   VOTING AUTHORITY
NAME OF ISSUER                   CLASS           CUSIP        (x1000)    PRN AMT PRN    CALL   MANAGERS DISCR    SOLE  SHARED  OTHER

ABGENIX INC                      COM             00339B107    12,464     580,000 SH              N/A    SOLE     SOLE
ABGENIX INC                      COM             00339B107       645      30,000 SH              N/A    SOLE     SOLE
ACADIA PHARMACEUTICALS INC       COM             004225108       844      85,716 SH              N/A    SOLE     SOLE
ACADIA PHARMACEUTICALS INC       COM             004225108    16,328   1,657,690 SH              N/A    SOLE     SOLE
ALKERMES INC                     COM             01642T108     1,065      55,700           PUT   N/A    SOLE     SOLE
AMGEN INC                        COM             031162100       710       9,000 SH              N/A    SOLE     SOLE
AMGEN INC                        COM             031162100    23,713     300,697 SH              N/A    SOLE     SOLE
ANTARES PHARMA INC               COM             036642106     1,027     667,100 SH              N/A    SOLE     SOLE
ANTIGENICS INC DEL               COM             037032109        86      18,000           PUT   N/A    SOLE     SOLE
ARRAY BIOPHARMA INC              COM             04269X105     3,532     503,914 SH              N/A    SOLE     SOLE
ATHEROGENICS INC                 COM             047439104        38       1,900           PUT   N/A    SOLE     SOLE
ATHEROGENICS INC                 COM             047439104       336      16,800 SH              N/A    SOLE     SOLE
BIOCRYST PHARMACEUTICALS         COM             09058V103       838      50,000 SH              N/A    SOLE     SOLE
BIOCRYST PHARMACEUTICALS         COM             09058V103    17,595   1,050,446 SH              N/A    SOLE     SOLE
BIOENVISION INC                  COM             09059N100     9,495   1,454,067 SH              N/A    SOLE     SOLE
BIOSITE INC                      COM             090945106         6         100          CALL   N/A    SOLE     SOLE
CELGENE CORP                     COM             151020104    31,350     483,800 SH              N/A    SOLE     SOLE
CEPHALON INC                     COM             156708109        71       1,100 SH              N/A    SOLE     SOLE
COLLAGENEX PHARMACEUTICALS I     COM             19419B100       544      45,100 SH              N/A    SOLE     SOLE
CRUCELL N V                      SPONSORED ADR   228769105     1,843      72,000 SH              N/A    SOLE     SOLE
CYBERONICS INC                   COM             23251P102        58       1,800          CALL   N/A    SOLE     SOLE
CYBERONICS INC                   COM             23251P102     1,163      36,000 SH              N/A    SOLE     SOLE
CYTOGEN CORP                     COM NEW         232824300     1,370     500,000 SH              N/A    SOLE     SOLE
CYTOGEN CORP                     COM NEW         232824300        97      35,400 SH              N/A    SOLE     SOLE
DYNAVAX TECHNOLOGIES CORP        COM             268158102     2,012     477,911 SH              N/A    SOLE     SOLE
ENDO PHARMACEUTICALS HLDGS I     COM             29264F205     2,860      94,500 SH              N/A    SOLE     SOLE
ENZON PHARMACEUTICALS INC        NOTE 4.500% 7/0 293904AB4    22,299  24,846,000 PRN             N/A    SOLE     SOLE
ENZON PHARMACEUTICALS INC        COM             293904108       334      45,100 SH              N/A    SOLE     SOLE
FIVE STAR QUALITY CARE INC       COM             33832D106     1,185     150,600 SH              N/A    SOLE     SOLE
GTC BIOTHERAPEUTICS INC          COM             36238T104       487     297,163 SH              N/A    SOLE     SOLE
GENENTECH INC                    COM NEW         368710406       833       9,000 SH              N/A    SOLE     SOLE
GENENTECH INC                    COM NEW         368710406    25,595     276,700 SH              N/A    SOLE     SOLE
GENZYME CORP                     COM             372917104    10,282     145,273 SH              N/A    SOLE     SOLE
GILEAD SCIENCES INC              COM             375558103    17,717     337,016 SH              N/A    SOLE     SOLE
HUMAN GENOME SCIENCES INC        COM             444903108       231      27,000 SH              N/A    SOLE     SOLE
IMCLONE SYS INC                  COM             45245W109     1,849      54,000 SH              N/A    SOLE     SOLE
IMMUCOR INC                      COM             452526106     1,652      70,740 SH              N/A    SOLE     SOLE
IMMUNOMEDICS INC                 COM             452907108       499     171,000 SH              N/A    SOLE     SOLE
INDEVUS PHARMACEUTICALS INC      NOTE 6.250% 7/1 454072AB5    33,308  30,280,000 PRN             N/A    SOLE     SOLE
INDEVUS PHARMACEUTICALS INC      COM             454072109     7,006   1,302,250 SH              N/A    SOLE     SOLE
INSITE VISION INC                COM             457660108        97     116,400 SH              N/A    SOLE     SOLE
INTERMUNE INC                    COM             45884X103       825      49,102 SH              N/A    SOLE     SOLE
INTERMUNE INC                    COM             45884X103     5,870     349,421 SH              N/A    SOLE     SOLE
ISIS PHARMACEUTICALS INC         COM             464330109     1,660     316,800 SH              N/A    SOLE     SOLE
ISIS PHARMACEUTICALS INC DEL     NOTE 5.500% 5/0 464337AC8     6,681   7,625,000 PRN             N/A    SOLE     SOLE
ISOLAGEN INC                     COM             46488N103     1,041     562,505 SH              N/A    SOLE     SOLE
KOSAN BIOSCIENCES INC            COM             50064W107     2,280     513,456 SH              N/A    SOLE     SOLE
LIFECELL CORP                    COM             531927101     1,200      63,000 SH              N/A    SOLE     SOLE
MGI PHARMA INC                   COM             552880106       463      27,000 SH              N/A    SOLE     SOLE
MEDAREX INC                      COM             583916101       299      21,596 SH              N/A    SOLE     SOLE
MEDICURE INC                     COM             58469E101       334     249,200 SH              N/A    SOLE     SOLE
MEDTRONIC INC                    COM             585055106     5,279      91,700 SH              N/A    SOLE     SOLE
MYOGEN INC                       COM             62856E104    19,634     652,300 SH              N/A    SOLE     SOLE
NEOPHARM INC                     COM             640919106     3,363     311,700          CALL   N/A    SOLE     SOLE
NEOPHARM INC                     COM             640919106     4,451     412,500           PUT   N/A    SOLE     SOLE
NUVELO INC                       COM NEW         67072M301       283      34,900 SH              N/A    SOLE     SOLE
NUVELO INC                       COM NEW         67072M301        73       9,000 SH              N/A    SOLE     SOLE
ONYX PHARMACEUTICALS INC         COM             683399109     2,851      99,000 SH              N/A    SOLE     SOLE
PENWEST PHARMACEUTICALS CO       COM             709754105     3,253     166,650 SH              N/A    SOLE     SOLE
POZEN INC                        COM             73941U102     1,122     117,000 SH              N/A    SOLE     SOLE
PROGENICS PHARMACEUTICALS IN     COM             743187106    30,268   1,210,234 SH              N/A    SOLE     SOLE
PROTEIN DESIGN LABS INC          COM             74369L103     5,113     179,900 SH              N/A    SOLE     SOLE
SCHERING PLOUGH CORP             PFD CONV MAND   806605606       968      18,000 SH              N/A    SOLE     SOLE
SUPERGEN INC                     COM             868059106     2,091     414,000 SH              N/A    SOLE     SOLE
TERCICA INC                      COM             88078L105       129      18,000 SH              N/A    SOLE     SOLE
TEVA PHARMACEUTICAL INDS LTD     ADR             881624209     8,245     191,700 SH              N/A    SOLE     SOLE
TRANSGENOMIC INC                 COM             89365K206       212     200,000 SH              N/A    SOLE     SOLE
VIROPHARMA INC                   NOTE 6.000% 3/0 928241AC2     6,995   6,995,000 PRN             N/A    SOLE     SOLE
WELLPOINT INC                    COM             94973V107    15,439     193,500 SH              N/A    SOLE     SOLE
WYETH                            COM             983024100     2,902      63,000 SH              N/A    SOLE     SOLE
XENOPORT INC                     COM             98411C100       646      36,000 SH              N/A    SOLE     SOLE
                                              71             387,434



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         71
Form 13F Information Table Value Total:         $387,434
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE